UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2018 – AUGUST 31, 2018

                                         (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds August 31, 2018 AMG Systematic Mid Cap Value Fund

Class N: SYAMX	Class I: SYIMX

amgfunds.com	083118 SAR004

AMG Funds Semi-Annual Report — August 31, 2018 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8

Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	10

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11

Detail of changes in assets for the past two fiscal periods

Financial Highlights	12

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2018	Expense Ratio for the Period	Beginning Account Value 03/01/18	Ending Account Value 08/31/18	Expenses Paid During the Period*
AMG Systematic Mid Cap Value Fund
Based on Actual Fund Return
Class N	1.12%	$1,000	$1,073	$5.85
Class I	0.87%	$1,000	$1,075	$4.55
Based on Hypothetical 5% Annual Return
Class N	1.12%	$1,000	$1,020	$5.70
Class I	0.87%	$1,000	$1,021	$4.43

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Fund Performance (unaudited)

Periods ended August 31, 2018

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended August 31, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Systematic Mid Cap Value Fund[2,3,4,5]
Class N	7.34%	17.68%	10.01%	8.73%
Class I	7.48%	17.99%	10.29%	9.03%
Russell Midcap® Value Index[6]	6.89%	12.67%	11.81%	10.33%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of August 31, 2018. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in mid-capitalization companies, such as greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

[4]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[5]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[6]

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Midcap® Value Index is a trademark of the London Stock Exchange Group Companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Mid Cap Value Fund

Fund Snapshots (unaudited)

August 31, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	14.9
Industrials	13.4
Real Estate	10.7
Consumer Discretionary	10.6
Information Technology	10.4
Energy	9.9
Health Care	8.8
Materials	7.7
Utilities	6.7
Consumer Staples	5.1
Telecommunication Services	0.8
Short-Term Investments[1]	3.1
Other Assets Less Liabilities[2]	(2.1)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on securities lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Citizens Financial Group, Inc.	3.0
Entergy Corp.	2.7
Liberty Property Trust	2.1
Marathon Oil Corp.	1.8
Precision Drilling Corp. (Canada)	1.8
Comerica, Inc.	1.8
Michael Kors Holdings, Ltd. (United Kingdom)	1.7
Aptiv PLC (Ireland)	1.7
Jazz Pharmaceuticals PLC (Ireland)	1.7
Energen Corp.	1.6

Top Ten as a Group	19.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2018

	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 10.6%
Aptiv PLC (Ireland)	15,585	$1,371,636
Brunswick Corp.	4,715	313,170
Burlington Stores, Inc.*	1,595	268,247
Caesars Entertainment Corp.*	105,455	1,075,641
Darden Restaurants, Inc.	3,250	377,130
Dick’s Sporting Goods, Inc.	30,005	1,123,387
Foot Locker, Inc.	11,120	548,216
Michael Kors Holdings, Ltd. (United Kingdom)*	19,135	1,389,584
PVH Corp.	3,091	442,508
Ralph Lauren Corp.	3,385	449,562
Royal Caribbean Cruises, Ltd.	8,805	1,079,317
Total Consumer Discretionary		8,438,398
Consumer Staples - 5.1%
BJ’s Wholesale Club Holdings, Inc.*	14,460	426,570
Nomad Foods, Ltd. (United Kingdom)*	62,605	1,305,314
Pinnacle Foods, Inc.	10,160	674,827
Post Holdings, Inc.*	5,475	532,499
The Kroger Co.	19,230	605,745
US Foods Holding Corp.*	16,310	531,543
Total Consumer Staples		4,076,498
Energy - 9.9%
Delek US Holdings, Inc.	17,300	942,850
Energen Corp.*	16,850	1,306,717
Helix Energy Solutions Group, Inc.*	34,530	323,201
Kinder Morgan, Inc.	46,595	824,732
Marathon Oil Corp.	66,640	1,433,426
McDermott International, Inc.*	32,130	621,394
Precision Drilling Corp. (Canada)*	366,165	1,424,382
WPX Energy, Inc.*	54,115	1,031,973
Total Energy		7,908,675
Financials - 14.9%
The Allstate Corp.	7,540	758,298
Athene Holding, Ltd., Class A*	21,610	1,073,153
Cadence BanCorp.	17,810	503,133
Citizens Financial Group, Inc.	57,810	2,379,460
CNA Financial Corp.	19,145	859,610
Comerica, Inc.	14,455	1,409,073
The Hartford Financial Services Group, Inc.	25,545	1,286,702
KeyCorp	40,650	856,495
Lazard, Ltd., Class A	12,015	578,402
Lincoln National Corp.	11,350	744,333

	Shares	Value
Old Republic International Corp.	35,780	$793,600
Stifel Financial Corp.	12,745	712,063
Total Financials		11,954,322
Health Care - 8.8%
Agilent Technologies, Inc.	11,325	764,891
Alexion Pharmaceuticals, Inc.*	5,965	729,162
Baxter International, Inc.	4,505	335,037
Encompass Health Corp.	5,980	487,908
Hill-Rom Holdings, Inc.	6,690	650,736
Humana, Inc.	2,175	724,841
ICON PLC (Ireland)*	2,910	433,648
Jazz Pharmaceuticals PLC (Ireland)*	7,730	1,321,212
PerkinElmer, Inc.	6,280	580,460
QIAGEN, N.V. (Netherlands)*	15,740	613,388
Teva Pharmaceutical Industries, Ltd., ADR (Israel)[1]	17,995	412,265
Total Health Care		7,053,548
Industrials - 13.4%
CNH Industrial N.V. (United Kingdom)[1]	87,190	1,045,408
EMCOR Group, Inc.	8,935	715,694
Granite Construction, Inc.	11,335	517,783
Ingersoll-Rand PLC	6,920	700,927
Jacobs Engineering Group, Inc.	11,450	832,300
KBR, Inc.	61,890	1,298,452
Knight-Swift Transportation Holdings, Inc.[1]	25,260	862,124
L3 Technologies, Inc.	4,340	927,545
Oshkosh Corp.	7,340	515,708
The Timken Co.	21,355	1,038,921
Trinity Industries, Inc.	27,595	989,005
Triton International, Ltd. (Bermuda)	21,930	828,515
United Continental Holdings, Inc.*	5,470	478,187
Total Industrials		10,750,569
Information Technology - 10.4%
Akamai Technologies, Inc.*	6,200	465,868
Dell Technologies, Inc., Class V*	6,305	606,352
First Data Corp., Class A*	40,100	1,031,372
KLA-Tencor Corp.	4,215	489,825
Lam Research Corp.	3,812	659,819
Microchip Technology, Inc.[1]	11,280	970,418
Motorola Solutions, Inc.	6,090	781,712
Synopsys, Inc.*	9,555	975,948
Verint Systems, Inc.*	23,490	1,140,440
Zebra Technologies Corp., Class A*	6,765	1,161,821
Total Information Technology		8,283,575

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 7.7%
Alcoa Corp.*	16,805	$750,679
Commercial Metals Co.	40,750	880,200
FMC Corp.	10,150	867,318
Huntsman Corp.	29,145	888,631
Louisiana-Pacific Corp.	13,010	379,372
The Mosaic Co.	30,920	966,868
Venator Materials PLC (United Kingdom)*	42,315	511,165
WestRock Co.	17,025	937,737
Total Materials		6,181,970
Real Estate - 10.7%
CBRE Group, Inc., Class A*	18,238	890,197
Digital Realty Trust, Inc., REIT	8,049	1,000,330
Gaming and Leisure Properties, Inc., REIT	24,240	867,550
Host Hotels & Resorts, Inc., REIT	40,000	861,200
Liberty Property Trust, REIT	38,850	1,699,687
Medical Properties Trust, Inc., REIT	76,070	1,144,853
Piedmont Office Realty Trust, Inc., Class A, REIT	50,450	1,000,928
Sabra Health Care REIT, Inc.	21,470	506,263
SL Green Realty Corp., REIT	5,795	604,998
Total Real Estate		8,576,006
Telecommunication Services - 0.8%
CenturyLink, Inc.	29,945	639,625
Utilities - 6.7%
Edison International	11,425	750,965
Entergy Corp.	25,745	2,152,024
Exelon Corp.	13,001	568,274
Public Service Enterprise Group, Inc.	18,580	972,663

	Shares	Value
Vistra Energy Corp.*	38,490	$906,055
Total Utilities		5,349,981
Total Common Stocks (Cost $71,631,935)		79,213,167

	Principal Amount
Short-Term Investments - 3.1%
Joint Repurchase Agreements - 2.2%[2]
Credit Suisse AG, dated 08/31/18, due 09/04/18, 1.950% total to be received $788,185 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.500%, 09/13/18 - 09/09/49, totaling $803,774)	$788,014	788,014
RBC Dominion Securities, Inc. dated 08/31/18, due 09/04/18, 1.970% total to be received $1,000,219 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 09/13/18 -09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,788,014

	Shares

Other Investment Companies - 0.9%
Dreyfus Government Cash Management, Institutional Shares, 1.84%[3]	745,135	745,135
Total Short-Term Investments (Cost $2,533,149)		2,533,149
Total Investments - 102.1% (Cost $74,165,084)		81,746,316
Other Assets, less Liabilities - (2.1)%		(1,717,912)
Net Assets - 100.0%		$80,028,404

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,751,943 or 2.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the August 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$79,213,167	—	—	$79,213,167
Short-Term Investments
Joint Repurchase Agreements	—	$1,788,014	—	1,788,014
Other Investment Companies	745,135	—	—	745,135

Total Investments in Securities	$79,958,302	$1,788,014	—	$81,746,316

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of August 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

August 31, 2018

AMG Systematic Mid Cap Value Fund
Assets:
Investments at Value* (including securities on loan valued at $1,751,943)	$81,746,316
Receivable for investments sold	525,433
Dividend, interest and other receivables	125,284
Receivable for Fund shares sold	41,823
Receivable from affiliate	4,918
Prepaid expenses and other assets	13,376
Total assets	82,457,150
Liabilities:
Payable upon return of securities loaned	1,788,014
Payable for investments purchased	368,070
Payable for Fund shares repurchased	127,173
Accrued expenses:
Investment advisory and management fees	40,534
Administrative fees	10,134
Distribution fees	1,784
Professional fees	24,220
Trustee fees and expenses	681
Other	68,136
Total liabilities	2,428,746
Net Assets	$80,028,404
* Investments at cost	$74,165,084

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG Systematic Mid Cap Value Fund
Net Assets Represent:
Paid-in capital	$86,157,078
Undistributed net investment income	365,965
Accumulated net realized loss from investments	(14,075,871)
Net unrealized appreciation on investments	7,581,232
Net Assets	$80,028,404

Class N:
Net Assets	$8,245,810
Shares outstanding	503,491
Net asset value, offering and redemption price per share	$16.38
Class I:
Net Assets	$71,782,594
Shares outstanding	4,380,088
Net asset value, offering and redemption price per share	$16.39

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended August 31, 2018

AMG Systematic Mid Cap Value Fund
Investment Income:
Dividend income	$757,849
Securities lending income	1,736
Foreign withholding tax	(42)
Total investment income	759,543
Expenses:
Investment advisory and management fees	242,150
Administrative fees	60,537
Distribution fees - Class N	10,653
Registration fees	19,224
Reports to shareholders	18,542
Professional fees	17,925
Custodian fees	11,061
Transfer agent fees	2,596
Trustee fees and expenses	2,444
Miscellaneous	1,653
Total expenses before offsets	386,785
Expense reimbursements	(25,015)
Expense reductions	(8,445)
Net expenses	353,325
Net investment income	406,218
Net Realized and Unrealized Gain:
Net realized gain on investments	4,488,898
Net change in unrealized appreciation/depreciation on investments	836,538
Net realized and unrealized gain	5,325,436
Net increase in net assets resulting from operations	$5,731,654

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended August 31, 2018 (unaudited) and the fiscal year ended February 28, 2018

	AMG Systematic Mid Cap Value Fund
	August 31, 2018	February 28, 2018
Increase in Net Assets Resulting From Operations:
Net investment income	$406,218	$557,344
Net realized gain on investments	4,488,898	12,821,118
Net change in unrealized appreciation/depreciation on investments	836,538	(4,636,521)
Net increase in net assets resulting from operations	5,731,654	8,741,941
Distributions to Shareholders:
From net investment income:
Class N	—	(46,224)
Class I	—	(746,075)
Total distributions to shareholders	—	(792,299)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(7,127,265)	(38,003,268)
Total decrease in net assets	(1,395,611)	(30,053,626)
Net Assets:
Beginning of period	81,424,015	111,477,641
End of period	$80,028,404	$81,424,015
End of period undistributed (distribution in excess of) net investment income	$365,965	$(40,253)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2018	For the fiscal years ended February 28/29,
Class N	(unaudited)	2018	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Period	$15.26	$13.96	$10.66	$14.06	$14.12	$12.62
Income (loss) from Investment Operations:
Net investment income[2,3]	0.06	0.05	0.08 [4]	0.06 [4]	0.07 [5]	0.08 [6]
Net realized and unrealized gain (loss) on investments	1.06	1.33	3.50	(2.27)	0.76	2.98
Total income (loss) from investment operations	1.12	1.38	3.58	(2.21)	0.83	3.06
Less Distributions to Shareholders from:
Net investment income	—	(0.08)	(0.28)	(0.07)	(0.04)	(0.09)
Net realized gain on investments	—	—	—	(1.12)	(0.85)	(1.47)
Total distributions to shareholders	—	(0.08)	(0.28)	(1.19)	(0.89)	(1.56)
Net Asset Value, End of Period	$16.38	$15.26	$13.96	$10.66	$14.06	$14.12
Total Return[3,7]	7.34%[8]	9.87%	33.55%	(16.54)%	6.04%	24.38%
Ratio of net expenses to average net assets[9]	1.11%[10]	1.09%	1.09%	1.06%	0.98%	1.07%[11]
Ratio of gross expenses to average net assets[12]	1.18%[10]	1.21%	1.16%	1.08%	1.06%	1.08%[11]
Ratio of net investment income to average net assets[3]	0.77%[10]	0.35%	0.66%	0.45%	0.47%	0.58%[11]
Portfolio turnover	42%[8]	101%	146%	122%	128%	153%
Net assets end of period (000’s) omitted	$8,246	$8,554	$15,875	$22,190	$37,559	$52,464

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2018	For the fiscal years ended February 28/29,
Class I	(unaudited)	2018[13]	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Period	$15.25	$13.97	$10.67	$14.08	$14.17	$12.66
Income (loss) from Investment Operations:
Net investment income[2,3]	0.08	0.09	0.11 [4]	0.09 [4]	0.11 [5]	0.12 [6]
Net realized and unrealized gain (loss) on investments	1.06	1.33	3.51	(2.26)	0.77	2.99
Total income (loss) from investment operations	1.14	1.42	3.62	(2.17)	0.88	3.11
Less Distributions to Shareholders from:
Net investment income	—	(0.14)	(0.32)	(0.11)	(0.11)	(0.12)
Net realized gain on investments	—	—	—	(1.13)	(0.86)	(1.48)
Total distributions to shareholders	—	(0.14)	(0.32)	(1.24)	(0.97)	(1.60)
Net Asset Value, End of Period	$16.39	$15.25	$13.97	$10.67	$14.08	$14.17
Total Return[3,7]	7.48%[8]	10.17%	33.91%	(16.30)%	6.33%	24.69%
Ratio of net expenses to average net assets[9]	0.86%[10]	0.84%	0.84%	0.81%	0.73%	0.82%[11]
Ratio of gross expenses to average net assets[12]	0.93%[10]	0.96%	0.91%	0.82%	0.81%	0.83%[11]
Ratio of net investment income to average net assets[3]	1.02%[10]	0.66%	0.87%	0.68%	0.78%	0.83%[11]
Portfolio turnover	42%[8]	101%	146%	122%	128%	153%
Net assets end of period (000’s) omitted	$71,783	$72,870	$93,920	$149,018	$625,712	$571,910

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04 and $0.07 for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.11 for Class N and Class I, respectively.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Not annualized.
[9]

Includes reduction from broker recapture amounting to 0.01% for the six months ended August 31, 2018, 0.03%, 0.03%, 0.01%, 0.08% and 0.01% for the fiscal years ended 2018, 2017, 2016, 2015, and 2014, respectively.

[10]	Annualized.
[11]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for Class N and Class I, respectively.
[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[13]	Effective June 23, 2017, Class S shares were converted to Class I shares.

Notes to Financial Statements (unaudited)

August 31, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Systematic Mid Cap Value Fund (the “Fund”).

The Fund offers different classes of shares, Class N and Class I shares. The Fund previously held Class S shares, which effective June 23, 2017, were converted to Class I shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

Notes to Financial Statements (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended August 31, 2018, the impact on the expense ratios was $8,445 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to an investment in partnerships. Temporary differences are primarily due to wash sales and an investment in partnerships.

At August 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Cost	Appreciation	Depreciation	Net
$74,165,084	$9,834,270	$(2,253,038)	$7,581,232

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of February 28, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of February 28, 2018, the Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains for an unlimited time period.

Capital Loss Carryover Amounts
Short-Term	Long-Term	Total
$13,195,733	$1,502,368	$14,698,101

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

Notes to Financial Statements (continued)

For the six months ended August 31, 2018 (unaudited) and the fiscal year ended February 28, 2018, the capital stock transactions by class for the Fund were as follows:

	August 31, 2018		February 28, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	20,574	$325,739	109,515	$1,561,225
Reinvestment of distributions	—	—	2,891	45,363
Cost of shares repurchased	(77,647)	(1,230,669)	(689,167)	(9,718,133)

Net decrease	(57,073)	$(904,930)	(576,761)	$(8,111,545)

Class S:[1]
Proceeds from sale of shares	—	—	5,265	$73,055
Cost of shares repurchased	—	—	(89,206)	(1,218,096)
Share Conversion	—	—	(36,667)	(503,433)

Net decrease	—	—	(120,608)	$(1,648,474)

Class I:
Proceeds from sale of shares	160,095	$2,518,141	713,179	$10,116,082
Reinvestment of distributions	—	—	47,490	744,167
Cost of shares repurchased	(557,966)	(8,740,476)	(2,741,327)	(39,606,931)
Share Conversion	—	—	36,613	503,433

Net decrease	(397,871)	$(6,222,335)	(1,944,045)	$(28,243,249)

[1]	Effective June 23, 2017, Class S shares were converted to Class I shares.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At August 31, 2018, the market value of Repurchase Agreements outstanding was $1,788,014.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated

Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended August 31, 2018, the Fund paid an investment management fee at the annual rate of 0.60% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least July 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to 0.87% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager

Notes to Financial Statements (continued)

and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At August 31, 2018, the Fund’s expiration of recoupment is as follows:

Expiration Period
Less than 1 year	$48,774
Within 2 years	71,162
Within 3 years	48,922

Total Amount Subject to Recoupment	$168,858

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended August 31, 2018, the Fund neither borrowed from nor lent to other funds in the AMG Funds family. At August 31, 2018, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended August 31, 2018, were $33,121,127 and $39,253,966, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended August 31, 2018.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at August 31, 2018 was $1,751,943 and $1,788,014, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

Notes to Financial Statements (continued)

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of August 31, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Credit Suisse AG	$788,014	$788,014	—	—
RBC Dominion Securities, Inc.	1,000,000	1,000,000	—	—

Total	$1,788,014	$1,788,014	—	—

7. REGULATORY UPDATE

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of the update is to improve the effectiveness of ASC 820’s disclosure in the notes to financial statements. Management is currently evaluating the impact, if any, of applying ASU 2018-13.

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

AMG Systematic Mid Cap Value Fund: Approval of Investment Management and Subadvisory Agreements on June 27-28, 2018

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Systematic Mid Cap Value Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for the Fund (the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

PERFORMANCE

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above, below, below and below, respectively, the median performance for the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell Midcap® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees also noted the Fund’s more recent improved performance relative to its Peer Group and Fund Benchmark and that Class I shares of the Fund ranked in the top quintile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager.

The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to fees and expenses, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.87%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreement: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreement for the Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

SUBADVISER

Systematic Financial Management, L.P. 300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	083118 SAR004

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	October 30, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	October 30, 2018